TAXATION	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
TAXATION
17. TAXATION

a.	Value added tax (“VAT”)

The PRC government implemented a value-added tax reform pilot program, which replaced the business tax with VAT. Since May 2016, the change from business tax to VAT are expanded to all other service sectors which used to be subject to business tax. The VAT rates applicable to the subsidiaries and consolidated variable interest entities of the Group ranged from 3% to 6% as compared to the 3%~5% business tax rate which was applicable prior to the reform.

As of December 31, 2017 and 2018, the payable balances for VAT were RMB 8,965 and RMB 8,973 respectively.

b.	Business tax

In PRC, business taxes are imposed by the government on the revenues arising from the provision of taxable services including but not limited to education, the transfer of intangible assets and the sale of immovable properties in PRC. The business tax rate varies depending on the nature of the revenues. Other than revenues generated from degree oriented educational activities provided by private schools that are accredited to issue diplomas or degree certificates recognized by the Ministry of Education of the PRC which are exempted from business tax, the applicable business tax rate for the Group’s revenues generally ranges from 3% to 5%. Business tax and related surcharges are deducted from revenues before arriving at net revenues.

From May 2016, as the final part of the VAT reform, VAT replaced business tax in all industries, on a nationwide basis. The VAT rates applicable to the subsidiaries and consolidated variable interest entities of the Group ranged from 3% to 6% as compared to the 3%~5% business tax rate which was applicable prior to the reform.

As of December 31, 2017 and 2018, the payable balances for business tax were RMB 18,423 and RMB 18,430, respectively.

c.	Income taxes

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5%.

Taiwan

Entity incorporated in Taiwan is subject to Taiwan profit tax at a rate of 17%.

PRC and US

Significant components of the provision for income taxes on earnings for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current:
PRC	4,881	11,648	5,709
U.S.	-	93	-
Deferred:
PRC	1,030	(2,161)	(2,594)
U.S.	-	34	383
Provision for income tax expenses (benefits)	5,911	9,614	3,498

Corporate entities

The PRC Enterprise Income Tax (“EIT”) is calculated based on the taxable income determined under the applicable EIT Law and its implementation rules, which became effective on January 1, 2008. EIT Law imposes a unified income tax rate of 25% for all resident enterprises in China, including both domestic and foreign invested enterprises.

EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise, or FIE, to its immediate holding company outside of PRC. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with PRC and the FIE’s immediate holding company satisfies the criteria of beneficial owner as set out in Circular Guoshuihan [2009] No. 601. Such withholding income tax was exempted under the previous income tax laws and rules. On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued a circular which stated that FIEs that generate earnings in or after 2008 and distribute those earnings to foreign investors should pay the withholding tax. As stipulated in the EIT Law, if the earnings of a tax resident enterprise are distributed to another tax resident enterprise, the withholding tax can be exempted. According to EIT Law and EIT Implementing Regulations, a tax resident enterprise is an entity incorporated in the PRC, or incorporated outside the PRC but its “place of effective management” is in the PRC. The Company assessed and concluded that it does not satisfy the definition of a tax resident enterprise. The Company has further determined that its FIEs in PRC will not declare any dividend should the withholding tax on dividends be applied. Accordingly, the Company did not record any withholding tax on the retained earnings of its FIEs in PRC for the years ended December 31, 2016, 2017 and 2018.

Private schools and colleges

The Group’s companies providing education services are taxed as corporate enterprises as referred to above. Private schools or colleges operated for reasonable returns are subject to income taxes at
25
% after January 1, 2008 but are sometimes subject to deemed rates of income tax to be determined by the relevant tax authorities. In certain cities, schools that were registered as requiring reasonable returns were subject to income tax of 1.5% to 2.5% on gross revenue.

The principal regulations governing private education in China are The Law for Promoting Private Education and The Implementing Rules for the Law for Promoting Private Education, or 2004 Implementing Rules. The Standing Committee of the National People's Congress promulgated an amendment to The Law for Promoting Private Education on November 7, 2016, which went into effect on September 1, 2017. Pursuant to this amendment, private schools not requiring reasonable returns were treated in a similar manner to public schools and were generally not subject to income tax. To date, no separate regulations or guidelines have been released on how to define reasonable return for the purposes of assessing a school’s tax status. We currently do not believe it is likely that our schools and college would qualify as not-for-profit organizations and therefore be exempt from corporate income tax under the EIT Law. The Group has recognized income tax payable for the above unrecognized tax benefits because the obligation was considered probable. Please see Note 17(d) for the movement of uncertain tax position.

U.S. Tax Cuts and Jobs Act

The U.S. Tax Cuts and Jobs Act (the “Tax Act”) was enacted on December 22, 2017. The Tax Act makes significant changes to U.S. income tax law, including, but not limited to, reducing the U.S. federal corporate income tax rate from 35 percent to 21 percent, and imposing a mandatory one-time tax on accumulated earnings of foreign subsidiaries.

On December 22, 2017, the SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address the application of U.S. GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Act. The Company has completed the assessment of the income tax effect of the Tax Act and there were no adjustments recorded to the provisional amounts.

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31
	2017	2018
	RMB	RMB
Deferred tax asset:
Accrued expense	7,028	5,942
Allowance for doubtful accounts	47,593	45,032
Tax loss carried forward	359,908	259,740
Deferred advertising expense	670	472
Impairment of long-lived tangible assets	19,691	424
Total deferred tax assets	434,890	311,610
Valuation allowance	(403,485)	(278,437)
Deferred tax assets, net of valuation allowance	31,405	33,173

Deferred tax liabilities:
- Unrecognized valuation surplus and deficit - acquisition	79,834	79,834
- Unrecognized valuation surplus and deficit - decrease due to amortization and impairment	(56,677)	(58,272)
- Unrealized profit of short-term investments	26	142
- Accelerated fixed assets depreciation	-	1,229
Total deferred tax liabilities	23,183	22,933
Deferred tax assets, net of valuation allowance and deferred tax liabilities	8,222	10,240

For entities incorporated in Hong Kong, net loss can be carried forward indefinitely; for entity incorporated in Taiwan, net loss can be carried forward for ten years; for entity incorporated in U.S., net loss generated before 2018 can be carried forward for twenty years , net loss generated in 2018 and onward can be carried forward indefinitely; for entity incorporated in P.R.C. mainland, net loss can be carried forward for five years.

The following represents the amounts and expiration dates of operating loss carried forwards for tax purpose:

Amount
RMB
2019	151,768
2020	83,692
2021	59,575
2022	31,845
2023 and thereafter	689,323
Total	1,016,203

The following represents a roll-forward of the valuation allowance for each of the years:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	530,358	536,838	403,485
Allowance made during the year	6,480	10,764	7,315
Decrease due to disposal/deregistration of subsidiaries	-	(120,069)	(23,595)
Reversals	-	(24,048)	(108,768)
Balance at end of the year	536,838	403,485	278,437

Reconciliation between total income tax expense and the amount computed by applying the PRC statutory income tax rate to income before income taxes is as follows:

	Years ended December 31,
	2016	2017	2018
	%	%	%
PRC statutory income tax rate	25%	25%	25%
Impact of different tax rates in other jurisdictions	-	(6)%	(2)%
Tax effect of non-deductible expenses	(1)%	15%	9%
Tax effect of non-taxable income	1%	(13)%	(9)%
Tax effect of tax-exempt entities	(10)%	7%	0%
Tax effect of deemed profit	(1)%	0%	(2)%
Tax effect of short term investment	0%	0%	3%
Tax penalty	(4)%	2%	0%
Changes in valuation allowance	(29)%	(12)%	(16)%
Effective tax rate	(19)%	18%	8%

d.	Uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	23,648	25,323	24,619
Increases related to current tax positions	1,675	5,941	2,042
Decrease due to disposal of subsidiaries (Note 25)	-	(6,645)	-
Decrease due to deregistration of subsidiary	-	-	(415)
Unrecognized tax benefits, end of year	25,323	24,619	26,246

The amounts of unrecognized tax benefits listed above are based on the recognition and measurement criteria of ASC Topic 740. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. For the years ended December 31, 2016, 2017 and 2018, there are RMB 1,675, RMB 5,941 and RMB 2,042 unrecognized tax benefits that if recognized would affect the annual effective tax rate. The Group does not expect that the position of unrecognized tax benefits will significantly increase or decrease within 12 months of December 31, 2018.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.